10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Other Items Of Statement Of Comprehensive Income Tables Abstract
Selling expenses
	12.31.2018	12.31.2017	12.31.2016
Salaries and social security charges	972	1,007	1,019
Accrual of defined benefit plans	16	22	28
Fees and compensation for services	1,126	963	973
Compensation agreements	81	221	332
Property, plant and equipment depreciations	322	127	164
Taxes, rates and contributions	1,244	1,137	726
Communications	270	289	273
Penalties	1,052	434	385
Net impairment losses on financial assets (Note 4.1.1.2)	1,067	418	497
Transport	211	137	61
Other	90	21	33
Total selling expenses	6,451	4,776	4,491

Administrative expenses
	12.31.2018	12.31.2017	12.31.2016
Salaries and social security charges	3,044	2,898	2,984
Benefits to the personnel	206	205	112
Accrual of defined benefit plans	30	220	181
Fees and compensation for services	2,548	2,032	2,583
Compensation agreements	115	754	499
Directors' and Syndicates' fees	173	155	138
Property, plant and equipment depreciations	455	217	181
Consumption of materials	149	99	81
Maintenance	88	77	70
Transport and per diem	82	63	53
Rental and insurance	212	220	243
Surveillance and security	171	151	109
Taxes, rates and contributions	317	145	77
Communications	74	74	63
Institutional advertising and promotion	49	89	61
Other	38	82	76
Total administrative expenses	7,751	7,481	7,511

Exploration expenses
	12.31.2018	12.31.2017	12.31.2016
Geological and geophysical expenses	17	27	39
Decrease in unproductive wells	28	44	160
Total exploration expenses	45	71	199

Other operating income and expenses
Other operating income	Note	12.31.2018	12.31.2017	12.31.2016
Compensation for transaction agreemnet in Ecuador	5.6	3,721	-	-
Recovery of doubtful accounts		7	154	162
Surplus Gas Injection Compensation		866	3,820	4,117
Commissions on municipal tax collections		77	52	44
Services to third parties		503	313	230
Profit for property, plant and equipment sale		118	7	192
Dividends received		29	56	13
Recognition of income - provisional remedies Note MEyM No 2016-04484723		-	-	2,074
Income recognition on account of the RTI - SE Res. No. 32/15		-	-	958
Higher costs recognition - SE Res. No. 250/13 and subsequent Notes		-	-	185
Onerous contract (Ship or pay)		-	-	317
Reversal of contingencies provision		140	915	11
Other		1,381	291	87
Total other operating income		6,842	5,608	8,390

Other operating expenses
Provision for contingencies		(1,320)	(765)	(962)
Decrease in property, plant and equipment		(217)	(38)	(109)
Allowance for uncollectible tax credits		(1)	(27)	(61)
Tax on bank transactions		(1,136)	(1,035)	(929)
Other expenses FOCEDE		-	-	(31)
Cost for services provided to third parties		(57)	(62)	(68)
Compensation agreements		-	(80)	(230)
Donations and contributions		(82)	(62)	(37)
Institutional relationships		(114)	(105)	(92)
Extraordinary Canon		(117)	(511)	(774)
Contingent consideration		-	(304)	-
Onerous contract (Ship or Pay)		(265)	(142)	-
Tax contingencies in Ecuador	5.6	(2,605)	-	-
Other		(1,612)	(761)	(603)
Total other operating expenses		(7,526)	(3,892)	(3,896)

Financial results
Finance income	Note	12.31.2018	12.31.2017	12.31.2016
Commercial interest		2,230	1,605	1,381
Financial interest		1,270	540	142
Other interest		251	188	221
Total finance income		3,751	2,333	1,744

Finance expenses
Commercial interest		(2,957)	(1,679)	(2,159)
Fiscal interest		(318)	(415)	(160)
Financial interest (1)		(7,922)	(6,107)	(5,630)
Other interest		(549)	(387)	(6)
Taxes and bank commissions		-	-	(76)
Other financial expenses		(198)	(162)	(123)
Total financial expenses		(11,944)	(8,750)	(8,154)

Gain on net monetary position
		23,696	11,478	5,770
Other financial results
Foreign currency exchange difference, net		(32,048)	(5,819)	(1,649)
Changes in the fair value of financial instruments		2,415	2,324	2,368
Discounted value measurement		(2,713)	(213)	(138)
Discounted value measurement - asset retirement obligation accretion		(79)	(69)	(68)
Results for the repurchase of corporate bonds		59	-	-
Other financial results		1	3	(8)
Total other financial results		(32,365)	(3,774)	505

Total financial results, net		(16,862)	1,287	(135)

Income tax benefit expense
The breakdown of income tax charge is:
	12.31.2018	12.31.2017	12.31.2016
Current tax	1,465	2,061	2,159
Deferred tax	(713)	(2,708)	(3,412)
Other comprehensive income	19	-	(32)
Difference in the estimate of previous fiscal year income tax and the income return	(113)	(456)	(11)
Mininum notional income tax	-	-	(307)
Direct charges for income tax	-	118	-
Income tax expense (benefit)	658	(985)	(1,603)

	12.31.2018	12.31.2017	12.31.2016
Profit before tax	8,447	15,157	1,870
Current tax rate	30%	35%	35%
Result at the tax rate	2,534	5,305	655
Share of profit of joint ventures and associates	(125)	(4,403)	(99)
Non-taxable results	(740)	(2,235)	(1,545)
Non-deductible cost	18	322
Non-deductible provisions	-	201	260
Other	80	19	309
Gain (Loss) on monetary position	(434)	2,476	(863)
Effect of tax rate change in deferred tax	(983)	(746)	-
Mininum notional income tax	-	-	(307)
Difference in the estimate of previous fiscal year income tax and the income tax statement	165	(741)	27
Deferred tax not previously recognized	-	(1,183)	(40)
Deferred tax assets not recognized	143	-	-
Income tax expense (benefit)	658	(985)	(1,603)

Consolidated accumulated tax losses
Fiscal year generation	Fiscal year prescription	12.31.2018	12.31.2017

2013	2018	-	1
2014	2019	-	1
2015	2020	98	15
2016	2021	667	1,010
2017	2022	161	1,389
2018	2023	1,050	-
		1,976	2,416
Unrecognized deferred assets		(1)	-
Recognized Tax loss-carryforwards		1,975	2,416